Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 46,581,305	$ 18,238,264	$ 11,629,303
Accounts receivable net of allowances of $202,220 and $176,949, respectively	75,068,872	73,334,183	64,129,327
Inventory	168,430	111,070	0
Deposits, prepaids and other current assets	3,034,526	1,721,222	597,388
Investments in marketable securities	16,325,152	9,618,743	3,249,710
Investments in non-marketable securities	100,000	100,000	149,262
Cost in excess of billings	8,258,082	4,812,483	0
Total current assets	149,536,367	107,935,965	79,754,990
Property, plant and equipment, net	1,697,810	2,011,668	1,774,176
Finance lease asset	381,110	469,645	0
Right-of-use asset	3,800,935	1,558,052	0
Non-current assets	232,000	0	259,157
Goodwill	36,017,209	26,054,522	17,175,990
Intangible assets, net	11,063,395	0
Deferred tax asset	4,579,213	5,579,660	443,006
Total assets	207,308,039	143,609,512	99,407,319
Current liabilities
Accounts payable	99,752,963	71,428,301	69,914,181
Accrued liabilities	8,162,742	5,739,475	785,172
Deferred revenue	5,276,074	7,017,392	3,455,886
Derivative liabilities	40,442,518	0	749,600
Convertible notes payable, net of discount	0	2,700,337	1,436,144
Line of credit	2,757,218	1,898,143	0
Convertible notes payable, related party, net of discount		0	275,984
Related party payable		0	189,312
Finance lease liability	159,215	159,215	0
Lease liability		125,191	0
Line of credit	2,757,218	1,898,143	0
Total current liabilities	157,875,743	89,068,054	76,806,279
Operating lease liability	1,325,013	125,191
Non-current liabilities
Finance lease liability, non-current	134,639	218,825	0
Operating lease liability, non-current	2,552,449	1,442,743	0
Notes payable, net of discount	22,253,430	26,087,523	0
Convertible notes payable, net of discount	0	4,475,260	1,947,945
Total liabilities	182,816,261	121,292,405	78,754,224
Stockholders' Equity
Common stock, $0.0001 par value; 750,000,000 shares authorized 206,082,652 and 184,266,934 issued and outstanding at June 30, 2022 and December 31, 2021	20,608	18,426	140,018
Common stock to be issued, 0 shares at June 30, 2022 and 6,587,897 December 31, 2021	0	658	13,426
Mezzanine Equity
Total Mezzanine Equity	17,256,656	6,850,000
Additional paid in capital	182,479,967	126,869,604	72,583,222
Accumulated other comprehensive income (loss)	(32,859)	(32,289)	60,375
Commitments, contingencies and concentration risk (Note 16)
Accumulated deficit	(175,232,712)	(111,389,529)	(52,144,946)
Total stockholders' equity	7,235,122	15,467,107	20,653,095
Total liabilities and stockholders' equity	207,308,039	143,609,512	99,407,319
Series A Preferred Stock [Member]
Commitments, contingencies and concentration risk (Note 16)
Preferred stock, value		0	1,000
Series D Preferred Stock [Member]
Commitments, contingencies and concentration risk (Note 16)
Preferred stock, value	118	0
Series B Preferred Stock [Member]
Commitments, contingencies and concentration risk (Note 16)
Preferred stock, value		6,850,000	0
Total Mezzanine Equity	685,000	6,850,000
Series C Preferred Stock [Member]
Commitments, contingencies and concentration risk (Note 16)
Preferred stock, value	0	237	$ 0
Total Mezzanine Equity	$ 16,571,656	$ 0